Vessels, net - Consolidated Statement of Comprehensive Income/ (loss) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about property, plant and equipment [abstract]
Vessels' depreciation	$ 5,886	$ 4,372	$ 5,233
Depreciation of office furniture and equipment	36	42	40
Depreciation of right of use asset (Note 16)	314	311	327
Total	$ 6,236	$ 4,725	$ 5,600